Commitments and Contingencies (Tables)	12 Months Ended
Sep. 30, 2014
Volumetric Obligation [Member]
Schedule of Financial and Volumetric Obligations
The table below details the volumetric obligations as of September 30, 2014 for the remainder of the contract period.

Year	Natural Gas Contracts (In Decatherms)
2014-2015	2,071,061
2015-2016	2,071,061
2016-2017	295,866
Total	4,437,988

Financial Obligation [Member]
Schedule of Financial and Volumetric Obligations
The table below details the pipeline and storage capacity obligations as of September 30, 2014 for the remainder of the contract period.

Year	Pipeline and Storage Capacity
2014-2015	$11,383,418
2015-2016	11,359,785
2016-2017	9,971,107
2017-2018	7,764,268
2018-2019	6,139,313
Thereafter	2,411,198
Total	$49,029,089